Financial instruments - Trade Receivables Related to Sales of Gold and Copper Prior to Mark-to-market Adjustment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Table [Line Items]
Financial assets, at fair value	$ 30,164	$ 40,693
Trade receivables prior to mark-to-market adjustment
Statement Table [Line Items]
Financial assets, at fair value	27,313	29,624
Mark-to-market adjustment related to gold and copper concentrate sold
Statement Table [Line Items]
Financial assets, at fair value	2,677	7,294
Mark-to-market adjustment related to molybdenum products sold
Statement Table [Line Items]
Financial assets, at fair value	$ 174	$ 3,775